Document And Entity Information	Sep. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2022
Entity Registrant Name	Clearwater Analytics Holdings, Inc.
Entity Central Index Key	0001866368
Entity Emerging Growth Company	true
Securities Act File Number	001-40838
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-1043711
Entity Address, Address Line One	777 W. Main Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702
City Area Code	208
Local Phone Number	918-2400
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	CWAN
Security Exchange Name	NYSE